SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of ROU lease assets and lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Assets:
Operating lease assets	$ 331,419	$ 196,651
Total lease assets	331,419
Operating lease liabilities, current	489,406
Operating lease liabilities, net of current	52,449
Total lease liabilities	$ 541,855